Business Segment and Disaggregation of Revenue (Restatement) (Tables)	12 Months Ended
Mar. 31, 2025
Business Segment and Disaggregation of Revenue (Restatement) [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The Company has disaggregated its revenue from contracts with customers into categories based on the business segment and nature of the revenue in the following table:

	Years ended March 31,
	2025				2024				2023
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total
Revenue
Subscription	$4,408,157	503,586	—	4,911,743	$3,678,354	369,179	—	4,047,533	$3,605,177	84,770	—	3,689,947
Equipment, device and services	2,250,024	3,316,783	—	5,566,807	1,933,744	2,588,793	—	4,522,537	1,381,085	2,416,532	—	3,797,617
	6,658,181	3,820,369	—	10,478,550	5,612,098	2,957,972	—	8,570,070	4,986,262	2,501,302	—	7,487,564
Cost of revenue
Subscription	$(2,920,327)	(532,030)	—	(3,452,357)	$(2,018,989)	(363,207)	—	(2,382,196)	$(2,222,496)	(133,400)	—	(2,355,896)
Equipment, device and services	(2,036,887)	(3,125,072)	—	(5,161,959)	(1,931,319)	(2,410,964)	—	(4,342,283)	(1,176,274)	(1,699,666)	—	(2,875,940)
	(4,957,214)	(3,657,102)	—	(8,614,316)	(3,950,308)	(2,774,171)	—	(6,724,479)	(3,398,770)	(1,833,066)	—	(5,231,836)
Gross profit / (loss)
Subscription	$1,487,830	(28,444)	—	1,459,386	$1,659,365	5,972	—	1,665,337	$1,382,681	(48,630)	—	1,334,051
Equipment, device and services	213,137	191,711		404,848	2,425	177,829	—	180,254	204,811	716,866	—	921,677
	1,700,967	163,267	-	1,864,234	1,661,790	183,801	—	1,845,591	1,587,492	668,236	—	2,255,728

Operating expenses	$(124,265)	—	(1,942,623)	(2,066,888)	$(74,844)	—	(1,803,896)	(1,878,740)	$(59,253)	—	(1,147,101)	(1,206,354)
Income/(loss) from operations	1,576,702	163,267	(1,942,623)	(202,654)	1,586,946	183,801	(1,803,896)	(33,149)	1,528,239	668,236	(1,147,101)	1,049,374)

Finance income	23,671	—	—	23,671	20,743	—	—	20,743	14,110	—	—	14,110
Finance cost	(29,015)	—	(5,687)	(34,702)	(29,370)	—	(6,460)	(35,830)	(15,874)	—	(8,077)	(23,951)
Income/ (loss) before income taxes	1,571,358	163,267	(1,948,310)	(213,685)	1,578,319	183,801	(1,810,356)	(48,236)	1,526,475	668,236	(1,155,178)	1,039,533)
	March 31, 2025				March 31, 2024
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total

Segment assets	$2,496,724	1,119,209	2,050,572	5,666,505	$2,952,219	1,022,426	1,878,306	5,852,951
Segment liabilities	2,225,732	802,457	892,835	3,921,024	415,372	228,261	3,233,322	3,876,955

Schedule of Revenues Earned from External Customers

The following table presents revenues earned from external customers:

	Year ended March 31,
	2025	2024	2023

Subscription income from satellite connection service	$4,408,157	$3,678,354	$3,605,177
Sales and lease of satellite network equipment and device	2,250,024	1,933,744	1,381,085
Subscription income from Jarviss	503,586	369,179	84,770
Revenue from IT support services	3,194,055	2,418,470	2,133,923
Revenue from shipboard support services	122,728	170,323	282,609
	$10,478,550	$8,570,070	$7,487,564

Schedule of Lease Income from Sales-Type Lease and Operating Lease

Included in the revenue from sales and lease of equipment, device and services of satellite connectivity solution of $2,250,024 (2024: $1,933,744 and 2023: $1,381,085), the lease income from sales-type lease and operating lease are as below:

	Year ended March 31,
	2025	2024	2023

Sales-type lease income	$147,707	$409,931	$369,439
Operating lease income	226,500	116,150	24,000
	$374,207	$526,081	$393,439

Schedule of Revenues by Geographic Area Based on the Countries in Which the Customer is Located

The following table presents revenues by geographic area based on the countries in which the customer is located:

	Year ended March 31,
	2025	2024	2023

Singapore	$5,228,044	$3,407,171	$3,486,682
Israel	1,316,832	869,824	752,121
Malaysia	1,126,294	1,130,439	1,178,936
Vietnam	675,186	534,472	294,146
Republic of Marshall Islands	428,251	376,457	265,403
Thailand	295,814	625,178	576,644
Indonesia	398,979	816,023	566,769
Republic of China	239,124	56,500	134,238
Others	770,026	754,006	232,625
	$10,478,550	$8,570,070	$7,487,564